Share capital - Summary of Detailed Information About Stock Options Outstanding (Parenthetical) (Detail) - Long Term Incentive Plan [member]	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
September 11, 2022 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Sep. 11, 2022	Sep. 11, 2022
April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Apr. 10, 2023	Apr. 10, 2023
April 1, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Apr. 01, 2024	Apr. 01, 2024
July 17, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Jul. 17, 2024	Jul. 17, 2024
December 16, 2029 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Dec. 16, 2029	Dec. 16, 2029
April 21, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Apr. 21, 2030	Apr. 21, 2030
July 19, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Jul. 19, 2030	Jul. 19, 2030
November 30, 2030
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Nov. 30, 2030
February 11, 2031
Disclosure Of Outstanding Stock Options [line items]
Maturity date of stock options	Feb. 11, 2031